Cover	12 Months Ended
Sep. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	Skycorp Solar Group Limited
Entity Central Index Key	0002001288
Entity File Number	001-42544
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.0001 per share
Trading Symbol	PN
Security Exchange Name	NASDAQ
Entity Address, Address Line One	Room 303, Block B, No.188 Jinghua Road
Entity Address, Address Line Two	Yinzhou District
Entity Address, City or Town	Ningbo City
Entity Address, Country	CN
Entity Address, Postal Zip Code	315048
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	13,975,000
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	13,025,000
Business Contact
Document Information [Line Items]
Contact Personnel Name	Weiqi Huang
Entity Address, Address Line One	Room 303, Block B, No.188 Jinghua Road
Entity Address, Address Line Two	Yinzhou District
Entity Address, City or Town	Ningbo City
Entity Address, Country	CN
Entity Address, Postal Zip Code	315048
City Area Code	+86
Local Phone Number	0574 87966876